Leases - Amounts recognized in profit and loss and cash flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Depreciation charge for the period	$ (187,809)	$ (79,067)
Expenses relating to short-term leases	(40,799)	(146,918)
Expenses relating to leases of low-value assets	(12,590)	(15,383)
Interest on lease liabilities	(34,334)	(22,819)
Total payments on lease liability	(211,230)	(81,803)
Principal on leases	(176,896)	(58,984)
Interest expense	$ (34,334)	$ (22,819)